INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2023
Investments In Associates And Joint Ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

13)	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

a)	Breakdown of investments in associates and joint ventures

Companies	R$ thousands
	On December 31, 2023							Year ended on December 31, 2023
	Equity interest	Shareholding interest with voting rights	Investment carrying amount	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Share of profit (loss) of associates and jointly controlled entities (1)	Revenue (2)	Associates and joint ventures net income (loss) for the year
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	105,766	4,294,581	2,198,375	4,276,354	1,689,663	(5,296)	331,786	(27,237)
Tecnologia Bancária S.A. (3)	24.55%	24.32%	237,568	964,701	2,300,906	1,182,701	1,106,646	3,149	2,875,219	12,828
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	549,669	3,156,150	1,721,943	3,387,628	361,839	62,163	1,843,974	155,409
Gestora de Inteligência de Crédito S.A. (3) (4)	16.82%	16.00%	61,073	153,360	1,092,648	269,606	613,865	(7,066)	284,062	(38,572)
Others (5)			7,234,917					1,160,949
Total investments in associates			8,188,993					1,213,899

Elo Participações Ltda. (6)	50.01%	50.01%	1,427,847	1,023,779	2,627,543	563,008	103,084	887,782	(77,119)	1,757,753
Total investments in joint ventures			1,427,847					887,782
Total on December 31, 2023			9,616,840					2,101,681
(1)	The adjustments resulting from the evaluation consider the results determined, periodically, by the companies and include equity variations of the investees not resulting from results, as well as adjustments due to the equalization of accounting practices, when applicable;
(2)	Revenue from financial intermediation or revenue from the provision of services;
(3)	Companies with equity accounting using statement of financial position with a reporting date delay of up to 60 days, allowed by regulation;
(4)	Dilution of participation due to the entry of a new shareholder with the issuance of new shares;
(5)	Primarily includes investments in publicly held companies Cielo S.A. and Fleury S.A. The Group received interest on equity, in the amount of R$249,649 thousand, for the year ended December 31, 2023, referring to Empresa Cielo S.A.; and
(6)	Brazilian company, provider of services related to credit and debit cards and other means of payment. Until December 31, 2023, the Group received R$722,650 thousand in dividends from this investment.

Companies	R$ thousands
	On December 31, 2022							Year ended on December 31, 2022
	Equity interest	Shareholding interest with voting rights	Investment book value	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Equity in net income (loss)	Revenue (1)	Associates and joint ventures net income (loss) for the year
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	110,666	3,942,918	2,532,418	3,540,598	2,382,666	500	524,945	2,500
Tecnologia Bancária S.A. (2)	24.55%	24.55%	234,418	792,287	2,126,537	882,585	1,080,496	14,928	2,905,617	70,567
Swiss Re Corporate Solutions Brasil (2)	40.00%	40.00%	427,295	3,090,774	1,454,859	3,450,969	278,095	11,090	2,556,993	27,725
Gestora de Inteligência de Crédito S.A. (2)	21.02%	21.02%	23,613	380,640	1,103,210	433,538	677,412	(17,697)	233,953	(79,456)
Other (3)			6,720,922					708,065
Total investments in associates			7,516,914					716,886

Elo Participações Ltda. (4)	50.01%	50.01%	1,453,599	1,030,474	2,235,890	461,727	164,576	639,040	(64,130)	3,266,364
Total investments in joint ventures			1,453,599					639,040
Total on December 31, 2022			8,970,513					1,355,926
(1)	Revenue from financial intermediation or revenue from the provision of services;
(2)	Companies with equity accounting using statements of financial position with a reporting date delay of up to 60 days, allowed by regulation;
(3)	It primarily includes investments in public companies Cielo S.A. and Fleury S.A. The Group received R$204,103 thousand in dividends and interest on equity for the year ended December 31, 2022, from the company Cielo S.A.; and
(4)	Brazilian company, provider of services related to credit and debit cards and other means of payment. Up to December 31, 2022, the Group received R$471,392 thousand in dividends from this investment.

The Group does not have contingent liabilities from investments in associated companies, which it is partially or totally responsible for.

b)	Changes in associates and joint ventures

	R$ thousands
	2023	2022
Initial balances	8,970,513	7,557,566
Acquisitions	14,333	348,801
Write-offs	-	(218,797)
Share of profit of associate and joint ventures	2,101,681	1,355,926
Dividends/Interest on equity	(1,423,149)	(749,109)
Other	(46,538)	676,126
Balance on December 31	9,616,840	8,970,513